Significant and Critical Accounting Policies and Practices (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 16, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 29, 2014	Aug. 27, 2014
Non-controlling interest		$ (12,498)		$ (12,498)		$ (12,498)	$ (11,817)
Allowance for doubtful accounts		$ 0		$ 0		0	$ 0
Percentage of shares in another entity		50.00%		50.00%			50.00%	50.00%
Fund on-going costs			$ 10,461		$ 84,580	84,580	$ 707,101
Recognized losses from the venture							262,500
Due to CONtv joint venture		$ 224,241		$ 224,241		224,241	$ 224,241
Class of warrant exercise price		$ 0.15		$ 0.15			$ 0.15
Warrants term							5 years
Shipping and handling costs						$ 21,479	$ 178,931
Shipping and Handling [Member]
Shipping and handling costs		$ 0	$ 4,654	$ 0	$ 21,479
A&R Operating Agreement [Member]
Percentage of shares in another entity	10.00%
Fund on-going costs	$ 25,000
Con Tv LLC [Member]
Percentage of shares in another entity									47.50%